Income Tax (Benefits) Expenses - Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%
High and New Technology Enterprises
Income Tax Disclosure [Line Items]
Income tax rate	15.00%	15.00%	15.00%